BORROWINGS - Supplemental information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Credit facilities [Line Items]
Beginning balance	$ 18,082
Net cash flows from financing activities	2,143	$ (792)	$ (402)
Ending balance	21,529	18,082
192 MW Hydro Portfolio
Credit facilities [Line Items]
Right-of-use assets adjustment	$ 185
Hydro power capacity | MW	192
192 MW Hydro Portfolio | Brookfield Renewable and Institutional Partners
Credit facilities [Line Items]
Right-of-use assets adjustment	$ 247
Corporate borrowings
Credit facilities [Line Items]
Beginning balance	2,135	2,100
Net cash flows from financing activities	(3)	(30)
Non-cash Acquisitions	0	0
Non-cash Disposal	0	0
Non-cash Other	17	65
Ending balance	2,149	2,135	2,100
Non-recourse borrowings
Credit facilities [Line Items]
Beginning balance	15,947	15,200
Net cash flows from financing activities	3,177	(155)
Non-cash Acquisitions	869	475
Non-cash Disposal	(646)	0
Non-cash Other	33	427
Ending balance	19,380	15,947	$ 15,200
Net cash flow from financing activities related to tax equity	51	(20)
Non recourse borrowings acquired in asset acquisitions	$ 358	$ 20